Investment Strategy - REX Growth & Income Universe ETF	Feb. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions. The Fund operates as a “fund of funds,” meaning the Fund invests primarily in shares of other ETFs. The Fund’s portfolio will consist primarily of REX Growth & Income ETFs (each, an “Underlying Leveraged ETF,” and together, the “Underlying Leveraged ETFs”), which are affiliated ETFs that are advised by REX Advisers, LLC, investment adviser to the Fund (the “Adviser”).

Each of the Underlying Leveraged ETFs has a primary investment objective to seek to pay weekly distributions and a secondary investment objective to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the (1) common stock or depositary receipt of an operating company, (2) share price of a particular ETF, or (3) the share price of a U.S.-listed exchange-traded product (“ETP”) (each, an “Underlying Security,” and together, the “Underlying Securities”).

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Leveraged ETFs. For purposes of compliance with this investment policy, each of the Underlying Leveraged ETFs have adopted a policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in shares of its respective Underlying Security, investments that provide exposure to its respective Underlying Security or income-producing investments tied to its respective Underlying Security.

The Fund’s investments in Underlying Leveraged ETFs will be selected from the universe of “Growth & Income” ETFs that are advised by the Adviser. To be eligible for inclusion in the Fund’s portfolio, an Underlying Leveraged ETF must have commenced operations and made its initial distribution. On a monthly basis, the Adviser will add any newly eligible Underlying Leveraged ETFs to the Fund’s portfolio and rebalance the portfolio so that each Underlying Leveraged ETF is equally weighted. Between monthly rebalance dates, the Adviser retains discretion to adjust the individual weightings of the Underlying Leveraged ETFs to effectively manage the Fund’s portfolio. The weightings of the Underlying Leveraged ETFs may also fluctuate intra-period due to market movements. The Fund will not invest in any Underlying Leveraged ETF that seeks short (inverse) exposure to (i) the share price of one or more Underlying Securities or (ii) the performance of one or more Indexes.

A list of each of the Underlying Leveraged ETFs that have commenced operations as of the date of this prospectus, which are included in the Fund’s portfolio, and their Underlying Securities is set forth under “Additional Information About the Fund’s Principal Investment Strategies.”

As a result of the of the investment strategies of the Underlying Leveraged ETFs, the Fund’s indirect exposure to the gains of the Underlying Securities, if any, will be limited. However, the Fund will bear any losses resulting from a decline in the value of the Underlying Securities, and such losses may not be offset by any income the Fund receives.

The Fund seeks to achieve its investment objective by investing in the Underlying Leveraged ETFs, which also seek to pay weekly distributions. Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. While the Fund and the Underlying Leveraged ETFs normally pay income as distributions, such distributions from the Fund and from the Underlying Leveraged ETFs to the Fund may constitute return of capital. Regular returns of capital to meet the investment objective may cause the net asset value (“NAV”) of the Fund and Underlying Leveraged ETFs to decline over time, as assets are paid out to investors. This could ultimately reduce the ability of the Fund and Underlying Leveraged ETFs to generate future income and distributions, and may result in the Fund and Underlying Leveraged ETFs not meeting its investment objective.

While the Underlying Leveraged ETFs seek targeted investment results over the period of a single day, the Fund expects to maintain exposure to the Underlying Leveraged ETFs over longer time periods. As such, because of the Underlying Leveraged ETFs’ daily rebalancings and the compounding of each day’s returns over time, the return of the Fund may not reflect the aggregate return of 105% to 150% of the Underlying Securities.

Through its investments in the Underlying Leveraged ETFs, the Fund may have exposure to companies with various market capitalizations. The Fund may also invest in U.S. Government securities, cash, cash equivalents, money market instruments and ETFs that invest primarily in these securities, including U.S. Treasury bills.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Underlying Leveraged ETFs

The Underlying Leveraged ETFs are actively managed ETFs that seek to pay weekly distributions by employing a covered call strategy and maintaining between 105% and 150% notional exposure to their respective Underlying Securities by entering into financial instruments on the Underlying Securities, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Securities. At the end of each trading day, the Underlying Leveraged ETFs attempt to rebalance their portfolios such that the notional exposure to the Underlying Securities obtained through the combination of these instruments will be between 105% and 150% of the Underlying Leveraged ETFs’ NAV. The Underlying Leveraged ETFs are managed to maintain between 105% and 150% notional exposure to the Underlying Securities for a single day. A “single day” is measured from the time the Underlying Leveraged ETFs calculate their NAV to the time of the Underlying Leveraged ETFs’ next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Underlying Leveraged ETFs, will be determined by the Adviser, based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Securities’ price behavior and chart patterns to determine an uptrend or downtrend).

The portfolio of each Underlying Leveraged ETF consists of the following: (1) leveraged long exposure to its Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Underlying Leveraged ETF’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or leveraged ETFs (if available) that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security’s call options are sold against the leveraged long portion of the strategy), which allows the Underlying Leveraged ETFs to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, each Underlying Leveraged ETF will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Underlying Leveraged ETF’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day.

Each Underlying Leveraged ETF primarily seeks to obtain its notional exposure to the Underlying Securities through options contracts on the Underlying Securities, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Underlying Leveraged ETFs may also utilize total return swap agreements or purchase shares of the Underlying Securities directly.

An investment in an Underlying Leveraged ETF is not the same as an investment in the related Underlying Security.

The Underlying Leveraged ETFs have increased risk exposure relative to the amount of assets invested, which may lead to significantly greater losses than a comparable unleveraged portfolio. The Underlying Leveraged ETFs are complex, carry substantial risk, and generally are used to increase or decrease exposure to their Underlying Security on a short-term basis. The Underlying Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these Underlying Leveraged ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the Underlying Security, particularly when the Underlying Security experiences high volatility. Ownership of the Underlying Leveraged ETFs result in the Fund bearing its proportionate share of the Underlying Leveraged ETF’s fees and expenses and proportionate exposure to the risks associated with the Underlying Leveraged ETF’s investments.

Underlying Leveraged ETFs – Options Contracts

The Underlying Leveraged ETFs utilize options contracts on the Underlying Securities in order to gain leveraged long exposure to the Underlying Securities. The Underlying Leveraged ETFs may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Underlying Leveraged ETFs’ options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Securities as the reference assets. All options in which the Underlying Leveraged ETFs invest are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

Each Underlying Leveraged ETF’s options contracts are based on the value of the Underlying Security, which gives the Underlying Leveraged ETFs the right or obligation to receive or deliver shares of the Underlying Securities on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Underlying Leveraged ETFs purchase or sell the options contract. The Underlying Leveraged ETFs pay a premium for each purchased call options contract and receive a premium for each sold put options contract. An Underlying Leveraged ETF’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Underlying Leveraged ETF enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of an Underlying Leveraged ETF’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Underlying Leveraged ETFs will attempt to rebalance their portfolio and reset their exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the NAV of the Underlying Leveraged ETFs. “Delta” refers to the measure of the sensitivity of the price of each Underlying Leveraged ETF’s options contract to changes in the price of the Underlying Securities.

The use of options contracts provides flexibility in pursuing each Underlying Leveraged ETF’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Underlying Leveraged ETFs may rely more heavily on options contracts. Additionally, the Underlying Leveraged ETFs may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in an Underlying Leveraged ETF not achieving its targeted leverage daily investment objective.

Underlying Leveraged ETFs – Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to an Underlying Security for a single day, the Underlying Leveraged ETFs seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of each Underlying Leveraged ETF’s covered call strategy, the Underlying Leveraged ETFs may invest directly in shares of an Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Underlying Leveraged ETFs may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Underlying Leveraged ETFs) sells a call option on an underlying security it owns (i.e., the Underlying Securities). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Underlying Leveraged ETFs) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Underlying Leveraged ETFs) does not own the underlying security (i.e., the Underlying Securities), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Underlying Leveraged ETFs generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Securities. A premium, in this context, refers to the price the option buyer pays to the option seller (the Underlying Leveraged ETFs) for the rights granted by the option. Due to each Underlying Leveraged ETF’s covered call strategy, the sale of call options to generate income may limit an Underlying Leveraged ETF’s ability to participate in increases in value of an Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of an Underlying Security at the time of purchase. Thus, if an Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Underlying Leveraged ETF will lose money on those sold call positions, and the losses will, in turn, limit the upside return of an Underlying Leveraged ETF’s leveraged long exposure. As a result, each Underlying Leveraged ETF’s overall strategy (i.e., the combination of the leveraged long exposure to an Underlying Security and the sold Underlying Security call positions) will limit an Underlying Leveraged ETF’s participation in gains in the price performance of an Underlying Security.

The Underlying Leveraged ETFs intend to continuously maintain exposure to the Underlying Securities through the use of options contracts. As the options contracts they hold are exercised or expire, the Underlying Leveraged ETFs will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Underlying Leveraged ETFs. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Leveraged ETFs and the implied volatility of the Underlying Securities. Accordingly, each Underlying Leveraged ETF’s weekly distribution should be expected to change from week to week.

The Underlying Leveraged ETFs may also seek to the implement the covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Underlying Leveraged ETFs – Swap Agreements

The Underlying Leveraged ETFs may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Securities. The Underlying Leveraged ETFs may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Underlying Leveraged ETFs and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on an Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing an Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Securities, which is then exchanged for the receipt (or payment) of a set rate.

Each Underlying Leveraged ETF will also invest in the following instruments to serve as collateral in connection with each Underlying Leveraged ETF’s swap agreements and to generate additional income to each Underlying Leveraged ETF: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Underlying Leveraged ETFs employ their investment strategy as it relates to the Underlying Securities regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. Each Underlying Leveraged ETF’s performance will differ from that of an Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Securities, changes in the value of the Underlying Securities options contracts the Underlying Leveraged ETFs hold, and changes in the value of the U.S. government securities and/or money market funds the Underlying Leveraged ETFs hold.

There is no guarantee that the Underlying Leveraged ETFs’ investment strategies, and therefore the Fund’s investment strategy, will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Leveraged ETFs or Underlying Securities decrease in value.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Securities.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH ANY OF THE ISSUERS OF THE UNDERLYING SECURITIES.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Leveraged ETFs.